Fair Value Measurements (Details) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Feb. 03, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (2,000,000)	$ (8,300,000)	$ (13,600,000)	$ (900,000)	$ (5,000,000)
Assets, Fair Value Disclosure, Recurring	1,300,000		800,000
Deferred compensation liabilities						6,700,000
Liabilities, Fair Value Disclosure	7,800,000		800,000
Derivative Liability, Fair Value, Net			(10,300,000)
Intercompany Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of long-term debt			855,200,000
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Deferred compensation investment			800,000	300,000
Deferred compensation liabilities			800,000	300,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, Fair Value Disclosure, Recurring	1,300,000		800,000
Deferred compensation investment			800,000	300,000
Deferred compensation liabilities			0	0
Liabilities, Fair Value Disclosure	0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, Fair Value Disclosure, Recurring	0		0
Deferred compensation investment			0	0
Deferred compensation liabilities			800,000	300,000
Fair value of long-term debt	986,600,000
Liabilities, Fair Value Disclosure	$ 7,800,000		$ 800,000